Schedule of details of debts (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
JAPAN [Member] | EDAP Technomed Co Ltd [Member] | Loan One [Member]
Initial Amount	€ 10,000,000	€ 10,000,000
Interest rate	0.10	0.10
JAPAN [Member] | EDAP Technomed Co Ltd [Member] | Loan Two [Member]
Initial Amount	55,000,000	55,000,000
Interest rate	1.80	1.80
JAPAN [Member] | EDAP Technomed Co Ltd [Member] | Loan Three [Member]
Initial Amount	10,000,000	10,000,000
Interest rate	0.10	0.10
JAPAN [Member] | EDAP Technomed Co Ltd [Member] | Loan Four [Member]
Initial Amount		10,000,000
Interest rate		2.00
ITALY [Member]
Initial Amount	404,000
Interest rate	€ 1.90